WARRANT LIABILITY (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Weighted average assumptions:
Risk-free interest rate	0.52%	0.20%
Expected dividend yield	0.00%	0.00%
Expected option life (years)	1 year 11 months 29 days	2 years 8 months 23 days
Expected stock price volatility	86.88%	73.93%
Weighted average fair value	$ 0.39	$ 0.77